Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit for the period	€ 9,434.4	€ 10,292.5	€ 15.2
Income taxes	3,519.7	4,753.9	(161.0)
Profit before tax	12,954.1	15,046.4	(145.8)
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortization of property, plant, equipment, intangible assets and right-of-use assets	123.3	75.2	38.7
Share-based payment expenses	108.6	93.9	32.1
Net foreign exchange differences	625.5	(387.5)	41.3
Loss on disposal of property, plant and equipment	0.6	4.6	0.6
Finance income excluding foreign exchange differences	(265.3)	(1.5)	(1.6)
Finance expense excluding foreign exchange differences	18.9	305.2	22.3
Movements in government grants	0.3	(89.0)	92.0
Other non-cash income / (loss)	0.0	(2.2)	1.7
Unrealized net (gain) / loss on derivative instruments at fair value through profit or loss	(241.0)	57.3	0.0
Working capital adjustments:
Decrease / (increase) in trade and other receivables, contract assets and other assets	4,369.9	(11,808.1)	(247.9)
Decrease / (increase) in inventories	62.9	(438.4)	(49.8)
Increase in trade payables, other financial liabilities, other liabilities, contract liabilities, refund liabilities and provisions	85.7	1,516.1	204.6
Interest received	29.3	1.2	1.4
Interest paid	(21.5)	(12.2)	(3.6)
Income tax received / (paid), net	(4,222.1)	(3,457.9)	0.5
Share-based payments	(51.8)	(13.4)	0.0
Net cash flows from / (used in) operating activities	13,577.4	889.7	(13.5)
Investing activities
Purchase of property, plant and equipment	(329.2)	(127.5)	(66.0)
Proceeds from sale of property, plant and equipment	0.6	3.4	1.2
Purchase of intangible assets and right-of-use assets	(34.1)	(26.5)	(19.4)
Acquisition of subsidiaries and businesses, net of cash acquired	0.0	(20.8)	(60.6)
Purchase of financial instruments	(47.8)	(19.5)	0.0
(Investment) / proceeds from maturity of other financial assets	375.2	(375.2)	0.0
Net cash flows used in investing activities	(35.3)	(566.1)	(144.8)
Financing activities
Proceeds from issuance of share capital and treasury shares, net of costs	110.5	160.9	753.0
Proceeds from loans and borrowings	0.8	0.0	156.0
Repayment of loans and borrowings	(18.8)	(52.6)	(1.6)
Payments related to lease liabilities	(41.1)	(14.1)	(12.7)
Share repurchase program	(986.4)	0.0	0.0
Dividends	(484.3)	0.0	0.0
Net cash flows from / (used in) financing activities	(1,419.3)	94.2	894.7
Net increase in cash and cash equivalents	12,122.8	417.8	736.4
Change in cash and cash equivalents resulting from exchange rate differences	59.6	64.7	(45.3)
Cash and cash equivalents at the beginning of the period	1,692.7	1,210.2	519.1
Cash and cash equivalents at December 31	€ 13,875.1	€ 1,692.7	€ 1,210.2